Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-Current Assets
Property, plant and equipment	€ 58,069	€ 57,878
Right-of-use assets	23,303	24,888
Intangible assets	69,287	60,800
Goodwill	14,775	15,101
Non-current financial assets	1,824	1,133
Tax credit receivables	8,185	6,629
Total Non-Current Assets	175,443	166,429
Assets held for sale		384
Current Assets
Inventories	95,481	106,569
Trade and other financial receivables	41,695	39,827
Other receivables	9,471	14,846
Current financial assets	6,022	5,957
Deferred charges	1,555	1,633
Advance payments	4,340	3,031
Cash and cash equivalents	105,554	83,308
Total Current Assets	264,118	255,171
Total Assets	439,561	421,984
Equity
Share capital	48,619	45,769
Share premium	439,496	378,240
Accumulated deficit	(377,328)	(306,696)
Other equity components	41,090	41,240
Foreign currency translation reserve	7,910	10,597
Total Equity attributable to owners of the Company	159,787	169,150
Non-Current Liabilities
Loans and borrowings	66,268	44,359
Lease liabilities	23,267	24,657
Provisions	2,708	1,439
Government grants	4,954	2,198
Deferred tax liabilities	1,457	1,388
Total Non-Current Liabilities	98,654	74,041
Current Liabilities
Loans and borrowings	112,513	89,268
Derivative warrants liabilities	8,974	5,834
Lease liabilities	2,777	2,644
Trade and other financial payables	46,906	71,249
Current income tax liabilities		1,186
Other payables	5,200	5,819
Provisions	1,745	1,318
Government grants	561	708
Contract liabilities	2,444	767
Total Current Liabilities	181,120	178,793
Total Liabilities	279,774	252,834
Total Equity and Liabilities	€ 439,561	€ 421,984